Fixed Assets and Right of Use Assets and Lease Liability (Details 10) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total	$ 4,174	$ 4,950
Due Within 1 Year [Member]
Statement Line Items [Line Items]
Total	603	469
Due After 1 Year But Within 2 Years [Member]
Statement Line Items [Line Items]
Total	598	882
Due After 2 Years But Within 3 years [Member]
Statement Line Items [Line Items]
Total	500	469
Due After 3 Years But Within 4 Years [Member]
Statement Line Items [Line Items]
Total	498	460
Due After 4 Years But Within 5 Years [Member]
Statement Line Items [Line Items]
Total	412	428
Due After 5 Years [Member]
Statement Line Items [Line Items]
Total	$ 1,563	$ 2,242